PROPERTY AND EQUIPMENT, NET (Details Textual) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Jan. 30, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation, Total	¥ 648,277	¥ 559,918	¥ 453,637
Long Lived Assets Disposed Write Down	2,301	3,971	7,296
Long Lived Assets Disposal Cash Received	5,721	4,004	15,030	¥ 1,000	¥ 2,000
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	5,519	¥ 33	10,734
Reimbursements Receivable	¥ 2,099		¥ 3,000
Number Of Hotels Likely To Be Demolished	2
Long Lived Assets To Be Abandoned Carrying Value Of Assets	¥ 12,987
Number Of Hotels Demolished	1	1	3